WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
WARRANTS
NOTE 11 - WARRANTS

As part of the 8% Senior Secured Convertible Promissory Note issuance, the Company issued warrants to acquire up to an aggregate 22,935 shares of the Company’s common stock at an exercise price of $7.65 per share. These warrants were fair valued using the Black Scholes Model with the following inputs: stock price on November 21, 2018, date of issuance, $8.55, strike price $7.65, time to expiration, five years, five year Treasury constant maturity rate, 2.33%, volatility 253% and no dividend yield. The result was a fair value of $8.51 per warrant or $195,271 in aggregate. This fair value was reduced with the relative fair value method when including the BCF of the convertible note (See Note 6, “8% Senior Secured Convertible Promissory Notes”) to $171,121. The warrant relative fair value was added to additional paid in capital – common stock.

In the second tranche, the Company issued warrants to acquire up to an aggregate 28,110 shares of the Company’s common stock at an exercise price of $6.00 per share. These warrants were fair valued using the Black Scholes Model with the following inputs: stock price on February 12, 2019, date of issuance, $4.95, strike price $6.00, time to expiration, five years, five year Treasury constant maturity rate, 2.34%, volatility 173% and no dividend yield. The result was a fair value of $5.25 per warrant or $147,580 in aggregate. This fair value was reduced with the relative fair value method when including the BCF of the convertible note (See Note 6, “8% Senior Secured Convertible Promissory Note”) to $121,320. The warrant relative fair value was added to additional paid in capital – common stock.

As part of the 8% Senior Secured Convertible Promissory Note, issued March 5, 2021, the Company issued warrants to acquire up to an aggregate of 120,000 shares of the Company’s common stock at an exercise price of $5.00 per share. The warrants are exercisable by the Investor beginning on the Effective Date through the fifth year anniversary thereof. These warrants’ fair value of $524,904 was calculated using the Black Scholes Model. This fair value was reduced with the relative fair value method when including the BCF of the convertible note (See Note 6, “8% Senior Secured Convertible Promissory Notes”) to $369,671. The warrants’ relative fair value was added to additional paid in capital – common stock. The inputs for the model were: stock price, $4.66, exercise price, $5.00, time to expiration, 5 years, stock volatility, 169%, 5 Year Constant Maturity Treasury Rate, 0.382% and no dividends.

A summary of the warrant activity follows:

	Warrants Outstanding	Exercise Price Per Share	Price Per Share on Date of Issuance
Balance, December 31, 2019	939,712	6.00 – 11.25	4.95 – 15.00
Granted	-	-	-
Expired	-	-	-
Balance, March 31, 2020	939,712	6.00 – 11.25	4.95 – 15.00

Balance, December 31, 2020	939,712	6.00 – 11.25	4.95 – 15.00
Granted	120,000	5.00	4.66
Expired	-	-	-
Balance, March 31, 2021	1,059,712	5.00 – 11.25	4.66 – 15.00

As part of the 8% Senior Secured Convertible Promissory Note issuance, the Company issued warrants to acquire up to an aggregate 22,935 shares of the Company’s common stock at an exercise price of $7.65 per share. These warrants were fair valued using the Black Scholes Model with the following inputs: stock price on November 21, 2018, date of issuance, $8.55, strike price $7.65, time to expiration, five years, five year Treasury constant maturity rate, 2.33%, volatility 253% and no dividend yield. The result was a fair value of $8.51 per warrant or $195,271 in aggregate. This fair value was reduced with the relative fair value method when including the BCF of the convertible note (See Note 6, “8% Senior Secured Convertible Promissory Notes”) to $171,121. The warrant relative fair value was added to additional paid in capital – common stock.

In the second tranche, the Company issued warrants to acquire up to an aggregate 28,110 shares of the Company’s common stock at an exercise price of $6.00 per share. These warrants were fair valued using the Black Scholes Model with the following inputs: stock price on February 12, 2019, date of issuance, $4.95, strike price $6.00, time to expiration, five years, five year Treasury constant maturity rate, 2.34%, volatility 173% and no dividend yield. The result was a fair value of $5.25 per warrant or $147,580 in aggregate. This fair value was reduced with the relative fair value method when including the BCF of the convertible note (See Note 6, “8% Senior Secured Convertible Promissory Note”) to $121,320. The warrant relative fair value was added to additional paid in capital – common stock.

A summary of the warrant activity follows:

			Price Per
	Warrants Outstanding	Exercise Price Per Share	Share on Date of Issuance

Balance, December 31, 2018	911,602	7.65 – 11.25	8.55 – 15.00
Granted -Convertible Promissory Note	28,110	6.00	4.95
Expired	-	-	-

Balance, December 31, 2019 and 2020	939,712	6.00 – 11.25	4.95 – 15.00